The prospectus containing information for the American Express Signature One Annuity(SM) filed electronically in Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 on Form N-4, filed on or about April 27, 2000, is incorporated by reference.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITYSM

                  American Enterprise Variable Annuity Account

                                   May 1, 2000

                           Revised as of July 21, 2000

American  Enterprise  Variable Annuity Account is a separate account established
and  maintained  by  American   Enterprise  Life  Insurance   Company  (American
Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN  55474
1-800-333-3437

                                TABLE OF CONTENTS

Performance Information................................................p.3

Calculating Annuity Payouts............................................p.13

Rating Agencies........................................................p.15

Principal Underwriter..................................................p.15

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. Currently, we do not show any performance information for the subaccounts because they are new and have not had any activity to date. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


Average Annual Total Return  (Without  Purchase  Payment  Credits) For Annuities
Without  Withdrawal and Selection of the Value Option Return of Purchase Payment
Death Benefit For Periods Ending Dec. 31, 1999

                                                                           Performance Since
                                                                       Commencement of the Fund*
                                                                                               Since
Subaccount    Investing In:                                   1 Year  5 Years  10 Years     Commencement
----------    -------------                                   ------  -------  --------     ------------
              AXPSM VARIABLE PORTFOLIO -
WBCA3            Blue Chip Advantage Fund (9/99)**             --%      --%       --%          10.74%
SBND2            Bond Fund (10/81)                             0.09     6.30     6.47           8.97
WCAR3            Capital Resource Fund (10/81)                21.81    19.45     13.69         14.16
SCMG2            Cash Management Fund (10/81)                  3.07     3.45     3.24           4.90
WDEI3            Diversified Equity Income Fund (9/99)          --       --       --            2.31
WEXI3            Extra Income Fund (5/96)                      4.56      --       --            3.84
WFDI3            Federal Income Fund (9/99)                     --       --       --           -0.03
SGRO2            Growth Fund (9/99)                             --       --       --           17.65
SGMD2            Managed Fund  (4/86)                         13.03    16.36     11.75         11.11
WNDM3            New Dimensions Fund(R)(5/96)                 29.94      --      --            24.37
WSCA3            Small Cap Advantage Fund (9/99)                --       --       --           12.12

              AIM V.I.
WCAP3            Capital Appreciation Fund (5/93)             42.42    23.63      --           20.41
SCDV2            Capital Development Fund (5/98)              27.11      --       --            9.45
WVAL3            Value Fund (5/93)                            27.90    25.24      --           21.13

              ALLIANCE VP
SPGR2            Premier Growth Portfolio (Class B) (6/92)    30.08    33.88      --           24.33
STEC2            Technology Portfolio (Class B) (1/99)        73.00      --       --           33.78
SUGH2            U.S. Government/High Grade Securities        -4.18      --       --            3.58
                 Portfolio (Class B) (9/92)

              BARON FUNDS
SCAS2            Baron Capital Asset Fund (10/98)             33.75      --       --           59.14

              FIDELITY VIP
SGRI2            III Growth & Income Portfolio (Service        6.13      --       --           19.63
                 Class) (12/96)
SMDC2            III Mid Cap Portfolio                        46.66      --       --           50.69
                 (Service Class) (12/98)
SOVS2            Overseas Portfolio (Service Class) (1/87)    40.12    15.48     9.65           9.04

              FRANKLIN TEMPLETON VIP TRUST
WRES3            Franklin Real Estate Fund -                  -7.86     6.27     7.28           6.94
                 Class 2 (1/89)***
WMSS3            Mutual Shares Securities Fund -              11.81      --       --            9.10
                 Class 2 (11/96)***
SISC2            Templeton International Smaller Companies    21.99      --       --            3.56
                 Fund - Class 2 (5/96)***

*Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.35% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in these total returns.
**(Commencement date of the Fund.)
***Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.


Average Annual Total Return  (Without  Purchase  Payment  Credits) For Annuities
Without  Withdrawal and Selection of the Value Option Return of Purchase Payment
Death Benefit For Periods Ending Dec. 31, 1999 (continued)

                                                                                     Performance Since
                                                                                 Commencement of the Fund*
                                                                                                         Since
Subaccount    Investing In:                                             1 Year   5 Years  10 Years    Commencement
----------    -------------                                             ------   -------  --------    ------------
              GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
SCGR2            Capital Growth Fund (4/98)**                            25.16%     --%      --%        22.53%
WUSE3            CORESM U.S. Equity Fund (2/98)***                       22.37      --       --          18.83
WGLI3            Global Income Fund (1/98)                               -2.59      --       --           1.97
SIEQ2            International Equity Fund (1/98)                        29.18      --       --          24.03
SITO2            Internet Tollkeeper Fund (4/00)+                         --        --       --            --

              JANUS ASPEN SERIES
SAGP2            aggressive Growth Portfolio: Service Shares (9/93)+    119.95    33.75      --          31.92
SGLT2            Global Technology Portfolio: Service Shares (1/00)+      --        --       --            --
SGIP2            Growth Portfolio: Service Shares (9/93)+                40.84    26.59      --          21.22
SINT2            International Growth Portfolio: Service Shares          76.87    31.23      --          26.55
                 (5/94)+

              J.P. MORGAN Series Trust II
SUDE2            J.P. Morgan U.S. Disciplined Equity Portfolio (12/94)   16.71    22.58      --          22.56

              LAZARD RETIREMENT Series
SREQ2            Equity Portfolio (3/98)                                 6.29       --       --           8.86
SRIE2            International Equity Portfolio (9/98)                   19.53      --       --          24.27

              MFS(R)
SNDS2            New Discovery Series (4/98)                             67.78      --       --          37.12
SRSS2            Research Series (7/95)                                  22.14      --       --          21.02
WUTS3            Utilities Series (1/95)                                 28.80      --       --          24.50

              ROYCE Capital Fund
SMCC2            Micro-Cap Portfolio (12/96)                             26.16      --       --          15.50
SPRM2            Premier Portfolio (12/96)                               6.52       --       --           9.56

              THIRD AVENUE VARIABLE SERIES TRUST
SVLU2            Value Portfolio (9/99)                                   --        --       --           7.86

              WANGER
SISM2            International Small Cap (5/95)                         123.15      --       --          36.63
SUSC2            U.S. Small Cap (5/95)                                   22.96      --       --          24.48

              WARBURG PINCUS TRUST -
SEGR2            Emerging Growth Portfolio (9/99)                         --        --       --          31.34

              WELLS FARGO VARIABLE TRUST
WEQI3            Equity Income Fund (5/96)                               6.21       --       --          15.32

*Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.35% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in these total returns.
**(Commencement date of the Fund.
*** CORESM is a service mark of Goldman, Sachs & Co.
+Had not commenced operations as of Dec. 31, 1999.


Average Annual Total Return  (Without  Purchase  Payment  Credits) For Annuities
With  Withdrawal  and Selection of the Value Option  Return of Purchase  Payment
Death Benefit For Periods Ending Dec. 31, 1999

                                                                           Performance Since
                                                                       Commencement of the Fund*
                                                                                               Since
Subaccount    Investing In:                                   1 Year  5 Years  10 Years     Commencement
----------    -------------                                   ------  -------  --------     -----------
              AXPSM VARIABLE PORTFOLIO -
WBCA3            Blue Chip Advantage Fund (9/99)**             --%      --%       --%           2.74%
SBND2            Bond Fund (10/81)                            -7.12     5.18      6.47          8.97
WCAR3            Capital Resource Fund (10/81)                13.81    18.75     13.69         14.16
SCMG2            Cash Management Fund (10/81)                 -4.38     2.20      3.24          4.90
WDEI3            Diversified Equity Income Fund (9/99)          --       --       --           -5.08
WEXI3            Extra Income Fund (5/96)                      4.56      --       --            3.84
WFDI3            Federal Income Fund (9/99)                     --       --       --           -7.23
SGRO2            Growth Fund (9/99)                             --       --       --            9.65
SGMD2            Managed Fund (4/86)                           5.03    15.59     11.75         11.11
WNDM3            New Dimensions Fund(R)(5/96)                  21.94     --      --            23.13
WSCA3            Small Cap Advantage Fund (9/99)                --       --      --             4.12

              AIM V.I.
WCAP3            Capital Appreciation Fund (5/93)             34.42    23.02      --           20.09
SCDV2            Capital Development Fund (5/98)              19.11      --       --            4.87
WVAL3            Value Fund (5/93)                            19.90    24.67      --           20.82

              ALLIANCE VP
SPGR2            Premier Growth Portfolio (Class B) (6/92)    22.08    33.44      --           24.20
STEC2            Technology Portfolio (Class B) (1/96)        65.00      --       --           32.93
SUGH2            U.S. Government/High Grade Securities       -11.04      --       --            3.13
                 Portfolio (Class B) (9/92)

              BARON FUNDS
SCAS2            Baron Capital Asset Fund (10/98)             25.75      --       --           53.37

              FIDELITY VIP
SGRI2            III Growth & Income Portfolio (Service       -1.56      --       --           17.74
                 Class) (12/96)
SMDC2            III Mid Cap Portfolio                        38.66      --       --           42.78
                 (Service Class) (12/98)
SOVS2            Overseas Portfolio (Service Class) (1/87)    32.21    14.68     9.65           9.04

              FRANKLIN TEMPLETON VIP TRUST
WRES3            Franklin Real Estate Fund -                  -14.43    5.15     7.28           6.94
                 Class 2 (1/89)***
WMSS3            Mutual Shares Securities Fund -               3.81      --       --            6.96
                 Class 2 (11/96)***
SISC2            Templeton International Smaller Companies    13.99      --       --            1.52
                 Fund - Class 2 (5/96)***

*Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.35% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
**(Commencement date of the Fund.)
***Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.


Average Annual Total Return  (Without  Purchase  Payment  Credits) For Annuities
With  Withdrawal  and Selection of the Value Option  Return of Purchase  Payment
Death Benefit For Periods Ending Dec. 31, 1999 (continued)


                                                                                     Performance Since
                                                                                 Commencement of the Fund*
                                                                                                         Since
Subaccount    Investing In:                                             1 Year   5 Years  10 Years    Commencement
----------    -------------                                             ------   -------  --------    ------------
              GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
SCGR2            Capital Growth Fund (4/98)**                            17.16%     --%      --%         18.31%
WUSE3            CORESM U.S. Equity Fund (2/98)***                       14.37      --       --          15.13
WGLI3            Global Income Fund (1/98)                               -9.58      --       --          -1.82
SIEQ2            International Equity Fund (1/98)                        21.18      --       --          20.68
SITO2            Internet Tollkeeper Fund (4/00)+                         --        --       --            --

              JANUS ASPEN SERIES
SAGP2            aggressive Growth Portfolio: Service Shares (9/93)+    111.95    33.31      --          31.70
SGLT2            Global Technology Portfolio: Service Shares (1/00)+      --        --       --            --
SGIP2            Growth Portfolio: Service Shares (9/93)+                32.84    26.04      --          20.87
SINT2            International Growth Portfolio: Service Shares          68.87    30.76      --          26.19
                 (5/94)+

              J.P. MORGAN Series Trust II
SUDE2            J.P. Morgan U.S. Disciplined Equity Portfolio (12/94)   8.71     21.96      --          22.02

              LAZARD RETIREMENT Series
SREQ2            Equity Portfolio (3/98)                                 -1.41      --       --           4.61
SRIE2            International Equity Portfolio (9/98)                   11.53      --       --          18.64

              MFS(R)
SNDS2            New Discovery Series (4/98)                             59.78      --       --          33.22
SRSS2            Research Series (7/95)                                  14.14      --       --          20.19
WUTS3            Utilities Series (1/95)                                 20.80      --       --          23.91

              ROYCE Capital FUND
SMCC2            Micro-Cap Portfolio (12/96)                             18.16      --       --          13.46
SPRM2            Premier Portfolio (12/96)                               -1.20      --       --           7.29

              THIRD AVENUE VARIABLE SERIES TRUST
SVLU2            Value Portfolio (9/99)                                   --        --       --           0.03

              WANGER
SISM2            International Small Cap (5/95)                         115.15      --       --          36.14
SUSC2            U.S. Small Cap (5/95)                                   14.96      --       --          23.80

              WARBURG PINCUS TRUST -
SEGR2            Emerging Growth Portfolio (9/99)                         --        --       --          23.34

              WELLS FARGO VARIABLE TRUST
WEQI3            Equity Income Fund (5/96)                               -1.49      --       --          13.79

*Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.35% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
**(Commencement date of the Fund.)
*** CORESM is a service mark of Goldman, Sachs & Co.
+Had not commenced operations as of Dec. 31, 1999.


Average Annual Total Return  (Without  Purchase  Payment  Credits) For Annuities
Without  Withdrawal and Selection of the Guaranteed Minimum Income Benefit Rider
(6% Accumulation  Benefit Base) and Either the Maximum  Anniversary  Value Death
Benefit or the 5% Accumulation Death Benefit For Periods Ending Dec. 31, 1999

                                                                            Performance Since
                                                                       Commencement of the Fund*
                                                                                               Since
Subaccount    Investing In:                                   1 Year  5 Years  10 Years     Commencement
----------    -------------                                   ------  -------  --------     ------------
              AXPSM VARIABLE PORTFOLIO -
SBCA1            Blue Chip Advantage Fund (9/99)**             --%      --%       --%          10.36%
SBND1            Bond Fund (10/81)                            -0.36     5.85     6.01           8.52
SCAR1            Capital Resource Fund (10/81)                21.34    18.98    13.23          13.70
SCMG1            Cash Management Fund (10/81)                  2.62     3.00     2.79           4.45
SDEI1            Diversified Equity Income Fund (9/99)          --       --       --            1.32
SEXI1            Extra Income Fund (5/96)                      4.11      --       --            3.39
SFDI1            Federal Income Fund (9/99)                     --       --       --           -0.30
SGRO1            Growth Fund (9/99)                             --       --       --           18.50
SMGD1            Managed Fund (4/86)                          12.57    15.89    11.29          10.65
SNDM1            New Dimensions Fund(R)(5/96)                 29.46      --       --           23.89
SSCA1            Small Cap Advantage Fund (9/99)                --       --       --           11.20

              AIM V.I.
SCAP1            Capital Appreciation Fund (5/93)             41.93    23.15      --           19.94
SCDV1            Capital Development Fund (5/98)              26.64      --       --            8.99
SVAL1            Value Fund (5/93)                            27.43    24.76      --           20.66

              ALLIANCE VP
SPGR1            Premier Growth Portfolio (Class B) (6/92)    29.60    33.40      --           23.86
STEC1            Technology Portfolio (Class B) (1/96)        72.48      --       --           33.30
SUGH1            U.S. Government/High Grade Securities        -4.62     4.82      --            3.13
                 Portfolio (Class B) (9/92)

              BARON FUNDS
SCAS1            Baron Capital Asset Fund (10/98)             33.27      --       --           58.64

              FIDELITY VIP
SGRI1            III Growth & Income Portfolio (Service        5.68      --       --           19.16
                 Class) (12/96)
SMDC1            III Mid Cap Portfolio                        46.17      --       --           50.19
                 (Service Class) (12/98)
SOVS1            Overseas Portfolio (Service Class) (1/87)    39.73    15.02     9.19           8.58

              FRANKLIN TEMPLETON VIP TRUST
SRES1            Franklin Real Estate Fund -                  -8.30     5.82     6.82           6.49
                 Class 2 (1/89)***
SMSS1            Mutual Shares Securities Fund -              11.34      --       --            8.64
                 Class 2 (11/96)***
SISC1            Templeton International Smaller Companies    21.52      --       --            3.11
                 Fund - Class 2 (5/96)***


*Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.45% mortality and expense risk fee, a 0.15% variable account administrative charge and a 0.35% Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) fee. Premium taxes are not reflected in these total returns.
**(Commencement date of the Fund.)
***Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.


Average Annual Total Return  (Without  Purchase  Payment  Credits) For Annuities
Without  Withdrawal and Selection of the Guaranteed Minimum Income Benefit Rider
(6% Accumulation  Benefit Base) and Either the Maximum  Anniversary  Value Death
Benefit or the 5%  Accumulation  Death Benefit For Periods  Ending Dec. 31, 1999
(continued)
                                                                                    Performance Since
                                                                                Commencement of the Fund*
                                                                                                     Since
Subaccount    Investing In:                                            1 Year  5 Years 10 Years   Commencement
----------    -------------                                            ------  ------- --------   ------------
              GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
SCGR1            Capital Growth Fund (4/98)**                          24.69%    --%      --%          22.06%
SUSE1            CORESM U.S. Equity Fund (2/98)***                     21.90     --       --           18.37
SGLI1            Global Income Fund (1/98)                             -3.04     --       --            1.52
SIEQ1            International Equity Fund (1/98)                      28.70     --       --           23.56
SITO1            Internet Tollkeeper Fund (4/00)+

              JANUS ASPEN SERIES
SAGP1            aggressive Growth Portfolio: Service Shares (9/93)+   119.39   33.27     --           31.44
SGLT1            Global Technology Portfolio: Service Shares (1/00)+     --      --       --             --
SGIP1            Growth Portfolio: Service Shares (9/93)+              40.36    26.11     --           20.75
SINT1            International Growth Portfolio: Service Shares        76.35    30.76     --           26.07
                 (5/94)+

              J.P. MORGAN Series Trust II
SUDE1            J.P. Morgan U.S. Disciplined Equity Portfolio         16.24    22.11     --           22.08
                 (12/94)

              LAZARD RETIREMENT Series
SREQ1            Equity Portfolio (3/98)                                5.83     --       --            8.40
SRIE1            International Equity Portfolio (9/98)                 19.06     --       --           23.80

              MFS(R)
SNDS1            New Discovery Series (4/98)                           67.27     --       --           36.64
SRSS1            Research Series (7/95)                                21.67     --       --           20.55
SUTS1            Utilities Series (1/95)                               28.33     --       --           24.03

              ROYCE CAPITAL FUND
SMCC1            Micro-Cap Portfolio (12/96)                           25.68     --       --           15.03
SPRM1            Premier Portfolio (12/96)                              6.06     --       --            9.10

              THIRD AVENUE VARIABLE SERIES TRUST
SVLU1            Value Portfolio (9/99)                                  --      --       --            7.48

              WANGER
SISM1            International Small Cap (5/95)                        123.61    --       --           36.28
SUSC1            U.S. Small Cap (5/95)                                  20.02    --       --           23.47

              WARBURG PINCUS TRUST -
SEGR1            Emerging Growth Portfolio (9/99)                        --      --       --           30.95

              WELLS FARGO VARIABLE TRUST
SEQI1            Equity Income Fund (5/96)                              5.75     --       --           14.85

*Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.45% mortality and expense risk fee, a 0.15% variable account administrative charge and a 0.35% Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) fee. Premium taxes are not reflected in these total returns.
**(Commencement date of the Fund.)
***  CORESMis  a  service  mark of  Goldman,  Sachs  & Co.
+Had  not  commenced operations as of Dec. 31, 1999.


Average Annual Total Return  (Without  Purchase  Payment  Credits) For Annuities
With Withdrawal and Selection of the Guaranteed Minimum Income Benefit Rider (6%
Accumulation  Benefit  Base) and  Either the  Maximum  Anniversary  Value  Death
Benefit or the 5% Accumulation Death Benefit For Periods Ending Dec. 31, 1999
                                                                           Performance Since
                                                                       Commencement of the Fund*
                                                                                               Since
Subaccount    Investing In:                                   1 Year  5 Years  10 Years     Commencement
----------    -------------                                   ------  -------  --------     ------------
              AXPSM VARIABLE PORTFOLIO -
SBCA1            Blue Chip Advantage Fund (9/99)**             --%      --%       --%           2.04%
SBND1            Bond Fund (10/81)                            -7.53     4.71      6.01          8.52
SCAR1            Capital Resource Fund (10/81)                13.34    18.27     13.23         13.70
SCMG1            Cash Management Fund (10/81)                 -4.79     1.72      2.79          4.45
SDEI1            Diversified Equity Income Fund (9/99)          --       --       --           -5.99
SEXI1            Extra Income Fund (5/96)                      4.11      --       --            1.34
SFDI1            Federal Income Fund (9/99)                     --       --       --           -7.47
SGRO1            Growth Fund (9/99)                             --       --       --           10.50
SMGD1            Managed Fund (4/86)                           4.57    15.11     11.29         10.65
SNDM1            New Dimensions Fund(R)(5/96)                 21.46      --       --           22.65
SSCA1            Small Cap Advantage Fund (9/99)                --       --       --            3.20

              AIM V.I.
SCAP1            Capital Appreciation Fund (5/93)             33.93    22.54      --           19.61
SCDV1            Capital Development Fund (5/98)              18.64      --       --            4.40
SVAL1            Value Fund (5/93)                            19.43    24.18      --           20.34

              ALLIANCE VP
SPGR1            Premier Growth Portfolio (Class B) (6/92)    21.60    32.95      --           23.73
STEC1            Technology Portfolio (Class B) (1/96)        64.48      --       --           32.43
SUGH1            U.S. Government/High Grade Securities       -11.45     3.64      --            2.67
                 Portfolio (Class B) (9/92)

              BARON FUNDS
SCAS1            Baron Capital Asset Fund (10/98)             25.27      --       --           52.87

              FIDELITY VIP
SGRI1            III Growth & Income Portfolio (Service       -1.98      --       --           17.25
                 Class) (12/96)
SMDC1            III Mid Cap Portfolio                        38.17      --       --           42.28
                 (Service Class) (12/98)
SOVS1            Overseas Portfolio (Service Class) (12/87)   31.73    14.20     9.19           8.58

              FRANKLIN TEMPLETON VIP TRUST
SRES1            Franklin Real Estate Fund -                 -14.84     4.68     6.82           6.49
                 Class 2 (1/89)***
SMSS1            Mutual Shares Securities Fund -               3.35      --       --            6.48
                 Class 2 (11/96)***
SISC1            Templeton International Smaller Companies    13.52      --       --            1.05
                 Fund - Class 2 (5/96)***

*Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.45% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.35% Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
**(Commencement date of the Fund.)
***Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6,1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.


Average Annual Total Return  (Without  Purchase  Payment  Credits) For Annuities
With Withdrawal and Selection of the Guaranteed Minimum Income Benefit Rider (6%
Accumulation  Benefit  Base) and  Either the  Maximum  Anniversary  Value  Death
Benefit or the 5%  Accumulation  Death Benefit For Periods  Ending Dec. 31, 1999
(continued)
                                                                                    Performance Since
                                                                                Commencement of the Fund*
                                                                                                       Since
Subaccount    Investing In:                                            1 Year  5 Years 10 Years     Commencement
----------    -------------                                            ------  ------- --------     ------------
              GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
SCGR1            Capital Growth Fund (4/98)**                          16.69%    --%      --%          17.82%
SUSE1            CORESM U.S. Equity Fund (2/98)***                     13.90     --       --           14.64
SGLI1            Global Income Fund (1/98)                             -9.99     --       --           -2.25
SIEQ1            International Equity Fund (1/98)                      20.70     --       --           20.20
SITO1            Internet Tollkeeper Fund (4/00)+

              JANUS ASPEN SERIES
SAGP1            aggressive Growth Portfolio: Service Shares (9/93)+   111.39   32.83     --           31.22
SGLT1            Global Technology Portfolio: Service Shares (1/00)+     --      --       --             --
SGIP1            Growth Portfolio: Service Shares (9/93)+               32.36   25.56     --           20.40
SINT1            International Growth Portfolio: Service Shares         68.35   30.27     --           25.71
                 (5/94)+

              J.P. MORGAN Series trust II
SUDE1            J. P. Morgan U.S. Disciplined Equity Portfolio         8.24    21.48     --           21.54
                 (12/94)

              LAZARD RETIREMENT Series
SREQ1            Equity Portfolio (3/98)                               -1.83     --       --            4.14
SRIE1            International Equity Portfolio (9/98)                 11.06     --       --           18.16

              MFS(R)
SNDS1            New Discovery Series (4/98)                           59.27     --       --           32.73
SRSS1            Research Series (7/95)                                13.67     --       --           19.71
SUTS1            Utilities Series (1/95)                               20.33     --       --           23.43

              ROYCE Capital fund
SMCC1            Micro-Cap Portfolio (12/96)                           17.68     --       --           12.98
SPRM1            Premier Portfolio (12/96)                             -1.62     --       --            6.81

              THIRD AVENUE VARIABLE SERIES TRUST
SVLU1            Value Portfolio (9/99)                                  --      --       --           -0.32

              WANGER
SISM1            International Small Cap (5/95)                        115.61    --       --           35.79
SUSC1            U.S. Small Cap (5/95)                                  12.02    --       --           22.77

              WARBURG PINCUS TRUST -
SEGR1            Emerging Growth Portfolio (9/99)                        --      --       --           22.95

              WELLS FARGO VARIABLE TRUST
SEQI1            Equity Income Fund (5/96)                             -1.91     --       --           13.31

*Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.45% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.35% Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
**(Commencement date of the Fund.)
*** CORESM is a service mark of Goldman, Sachs & Co.
+Had not commenced operations as of Dec. 31, 1999.

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                    ---------
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Maximum Anniversary Value Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee and the mortality and expense risk fee.

Calculation of Yield for Subaccounts Investing in Money Market Funds

Annualized Simple Yield

For the subaccounts investing in money market funds, we base quotations of simple yield on:

     (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period:

     (b) less, a pro rata share of the subaccount expenses accrued over the period;

     (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

     (d)  multiplying the base period return by 365/7.

The subaccount's value includes:
o    any declared dividends;
o    the value of any shares  purchased  with  dividends paid during the period;
     and
o    any dividends declared for such shares.

It does not include:
o    the effect of any applicable withdrawal charge; or
o    any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                                        YIELD = 2[(  a-b  + 1)6 - 1]
                                                     cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
                d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News & World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o    determine the dollar value of your contract on the valuation date; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by
o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The One-Year Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency              Rating
-------------------      ------------------
      A.M. Best            A+ (Superior)

    Duff & Phelps               AAA

       Moody's            Aa2 (Excellent)

A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. American Enterprise Life has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in American Enterprise Life's General Account and reflects American Enterprise Life's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with American Enterprise Life's variable products.

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is American Express Financial Advisors Inc. (AEFA) which offers the contract on a continuous basis.

The contract is new and, therefore, we have not received any withdrawal charges or paid any commissions.